INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2020
INVESTMENTS
Disclosure of detailed information about financial instruments [text block]

		2020	2019
	Notes	$ million	$ million
At 1 January		7	34
Acquisitions	21	–	17
Additions		2	1
Fair value remeasurement		–	12
Distributions received		–	(2)
Disposals		–	(46)
Transfers to cash and cash equivalents		–	(9)
At 31 December		9	7